Expenses by nature	12 Months Ended
Dec. 31, 2019
Expenses by nature
Expenses by nature

8. Expenses by nature

EURm	2019	2018	2017
Continuing operations
Cost of material	8 148	7 544	7 776
Personnel expenses	7 191	7 835	7 845
Depreciation and amortization	1 660	1 455	1 591
IT Services	362	491	526
Research and development subcontracting	207	240	226
Rental expenses(1)	90	338	339
Impairment charges	38	55	210
Other	5 558	4 954	4 981
Total operating expenses	23 254	22 912	23 494

(1)  Upon adoption of IFRS 16, Leases, on January 1, 2019, for all leases with a lease term exceeding 12 months, the Group records depreciation expense and interest expense on all right-of-use assets and lease liabilities, respectively. The Group records lease payments for leases with a lease term of 12 months or less and other payments for certain non-lease components as an operating expense. Refer to Note 3, New and amended standards and interpretations and Note 16, Leases.

Operating expenses include government grant income and R&D tax credits of EUR 83 million (EUR 124 million in 2018 and EUR 140 million in 2017) that have been recognized in the consolidated income statement as a deduction against research and development expenses.